Janus Aspen Series

Janus Henderson Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated May 2, 2025

to Currently Effective Prospectuses

Effective on or about December 31, 2025, Kevin Preloger intends to retire from Janus Henderson Investors US LLC, the Portfolio’s investment adviser. Justin Tugman will continue to serve as Executive Vice President and Portfolio Manager of the Portfolio.

Accordingly,	the prospectuses for the Portfolio are amended as follows:

1.	Under “Management” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the corresponding paragraph in its entirety:

Portfolio Management: Kevin Preloger is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since April 2013. Justin Tugman, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since March 2015.

Mr. Preloger intends to retire from Janus Henderson Investors on or about December 31, 2025.

2.	Under “Portfolio Management” in the Management of the Portfolio section of the Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Mid Cap Value Portfolio

Co-Portfolio Managers Kevin Preloger and Justin Tugman are responsible for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Preloger intends to retire from Janus Henderson Investors on or about December 31, 2025. Following Mr. Preloger’s retirement, Mr. Tugman will continue to serve as Portfolio Manager of the Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated May 2, 2025

to Currently Effective Statements of Additional Information

In connection with Kevin Preloger’s retirement from Janus Henderson Investors US LLC effective on or about December 31, 2025, all references to Mr. Preloger will be deleted from the Portfolio’s statements of additional information at such time. Justin Tugman will continue to serve as Executive Vice President and Portfolio Manager of the Portfolio.

Please retain this Supplement with your records.